Subsequent events	12 Months Ended
Jun. 30, 2021
Subsequent events
Subsequent events

24    Subsequent events

(a) Loss from loss of control of the affiliated entities

Pursuant to the effectiveness of the Implementation Rules from September 1, 2021, a private school providing compulsory education is prohibited from conducting transactions with its related party, including the consulting service under the Contractual Agreement with these affiliated entities providing compulsory education. As a result, the Group has considered that the clauses or provisions of the Consulting Services Agreement, in relation to related party transactions between a private school providing compulsory education and Hailiang Consulting and its affiliated entities, are not legally enforceable since September 1, 2021. The Group concluded that it lost control of the following affiliated entities on September 1, 2021, considering the significant restrictions and uncertainties the Implementation Rules impose on the Company’s ability to direct the range of ongoing activities that would most significantly impact the returns of those entities and to be exposed to returns that are commensurate with a controlling interest. Since September 1, 2021, the Group has stopped providing services to the affiliated entities providing compulsory education.

Consolidated affiliated entities	Place and year of establishment	Principal activities
Hangzhou Hailiang Education Management Co., Ltd.	Zhejiang, China, 2018	Investment holding
Zhejiang Zhuji Hailiang Foreign Language School
(“Foreign Language”)	Zhejiang, China, 1995	K-9 compulsory curriculum education services
Zhejiang Zhuji Tianma Experimental School
(“Tianma Experimental”)	Zhejiang, China, 1995	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Primary School	Zhejiang, China, 2016	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Junior Middle School	Zhejiang, China, 2016	K-9 compulsory curriculum education services
Lanzhou Hailiang Education Consulting Co., Ltd.	Gansu, China, 2019	Investment holding
Lanzhou Hailiang Experimental School	Gansu, China, 2020	K-9 compulsory curriculum education services
Wuhu Hailiang Education Management Co., Ltd.	Anhui, China, 2020	Investment holding
Wuhu Hailiang Experimental School	Anhui, China, 2020	K-9 compulsory curriculum education services
Jinhua Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	Investment holding
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (“Juxian Technology”)	Zhejiang, China, 2020	Investment holding
Hailiang Overseas Chinese School	Zhejiang, China, 2020	K-9 compulsory curriculum education services
Jinhua Hailiang Foreign Language School	Zhejiang, China, 2018	K-9 compulsory curriculum education services
Ninghai Hailiang Education Management Co., Ltd.	Zhejiang, China, 2021	Investment holding
Xianghu Future School	Zhejiang, China, 2021	K-9 compulsory curriculum education services
Feicheng Education Investment	Shandong, China, 2018	Investment holding
Feicheng Hailiang Foreign Language School	Shandong, China, 2018	K-9 compulsory curriculum education services

The following table summarizes the consolidated financial position of these affiliated entities as of June 30, 2020 and 2021.

	June 30, 2020	June 30, 2021
	RMB	RMB
Property and equipment, net	460,245	268,479
Intangible assets and goodwill, net	78,325	—
Right of use assets	103,143	97,053
Contract costs	9,826	10,021
Prepayments to third party suppliers	126	—
Non-current assets	651,665	375,553

Other receivables due from related parties	43,065	44,206
Other current assets	11,286	17,618
Term deposits held at a related party finance entity	385,000	362,265
Cash and cash equivalents	123,061	118,344
Current assets	562,412	542,433

Total assets	1,214,077	917,986

Lease liabilities	4,881	4,325
Non-current liabilities	4,881	4,325

Trade and other payables due to third parties	117,426	162,410
Other payables due to related parties*	423,430	444,635
Income tax payable	—	992
Contract Liabilities	235,399	290,860
Lease liabilities	133	159
Current liabilities	776,388	899,056

Total liabilities	781,269	903,381

Net assets**	432,808	14,605
Net assets attributable to the Company’s shareholders	430,408	7,585
Non-controlling interests	2,400	7,020
*

Other payables due to related parties mainly include payables arising from the payments settled by related parties on behalf of these affiliated entities and services and materials provided to these affiliated entities by related parties.

**

The difference between the loss from the discontinued operations, net of tax of RMB243,337 for the fiscal year ended June 30, 2021 and the movement of net assets of RMB418,203 during the fiscal year end June 30, 2021 was due to the elimination of intra-group transactions when presenting the financial results of discontinued operations as mentioned in note 5(ii) and the deduction of contribution capital arising from business combinations under common control as mentioned in note 21.

For the results of operations and cash flows of discontinued operations during the year ended June 30, 2019, 2020 and 2021, please see note 9.

Notwithstanding the above, after September 1, 2021 there are still other ongoing transactions between these schools providing compulsory education, which the Group lost control September 1, 2021, and their related parties, such as cash and deposits placed with Hailiang Finance, campus lease from Hailiang Investment. These ongoing transactions may be subject to risk of violating the Implementation Rules. In accordance with the Implementation Rules, there is a risk of being ordered to rectify violations within a time limit, and any illegal gains shall be confiscated after the fees collected are returned; if the violations are serious, the sponsor, actual controller and member of the decision-making body or supervisory body shall not become the sponsor, actual controller or member of the decision-making body or supervisory body of any other private schools within one to five years; and if the violations are especially serious with adverse social impact, the sponsor, actual controller and member of the decision-making body or supervisory body shall not become the sponsor, actual controller and members of the decision-making body or supervisory body of other private schools permanently; if there is a violation of public security administration, the public security authority shall impose a public security administrative penalty; if a crime is committed, criminal responsibility shall be investigated.

As of the date of this report, these schools providing compulsory education have not received any further rectification requirements or penalty notices from the relevant competent authority. Considering there still remain uncertainty as to when and how such Implementation Rules will become specifically applied, it is uncertain whether the Group is subject to risk of violating the Implementation Rules. Overall, in the view of the Group the possibility of a material loss is less than probable. However, the Group is unable to estimate reliably the range of loss, if any, that could result if the Group was considered as being violating the Implementation Rules by the relevant competent authority. The relevant authorities have yet to promulgate any detailed implementation rules and regulations under the Implementation Rules, therefore, the Group and these schools providing compulsory education will continue to monitor the developments and evaluate the possible impact of the Implementation Rules.

(b) Disposal of Mingyou Future

On October 9, 2021, the Group disposed Hailiang Mingyou Future (Zhejiang) Education Technology Co., Ltd, (“Mingyou Future”) and its subsidiaries to Hailiang Investment, a related party controlled by Mr. Feng, for a consideration of RMB6,534. The revenue proportion of Mingyou Future has been immaterial to the business, and the total revenue derived from Mingyou Future for each of the fiscal years ended June 30, 2019, 2020 and 2021 was less than 1%.